JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
March 2, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of the
JPMorgan International Research Enhanced Equity Fund (the “Fund”)
File No. 2-95973
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Fund do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 303 (Amendment No. 304 under the Investment Company Act of 1940) filed electronically on February 25, 2020.
Please contact the undersigned at (212) 623-4557 if you have any questions concerning this filing.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch

Zachary E. Vonnegut-Gabovitch
Assistant Secretary